Condensed Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Interest revenue									$ 1,914		$ 1,900		$ 1,723
Interest expense									(150)		(175)		(199)
Net interest revenue									1,764		1,725		1,524
Other revenues - net									256	[1]	160	[1]	135	[1]
Expenses excluding interest	(871)	(835)	(851)	(876)	(861)	(821)	(804)	(813)	(3,433)	[2]	(3,299)	[2]	(3,469)	[2]
Income tax benefit									(522)		(528)		(325)
Equity in net income of subsidiaries:
Net Income	211	247	275	195	163	220	238	243	928		864		454
Preferred stock dividends									(45)
Net income available to common stockholders	189	238	261	195	163	220	238	243	883		864		454
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Interest revenue									6		4		3
Interest expense									(97)		(103)		(86)
Net interest revenue									(91)		(99)		(83)
Other revenues - net									(30)		8		6
Expenses excluding interest									(23)		(30)		(18)
Loss before income tax benefit and equity in net income of subsidiaries									(144)		(121)		(95)
Income tax benefit									58		43		36
Loss before equity in net income of subsidiaries									(86)		(78)		(59)
Equity in net income of subsidiaries:
Equity in undistributed net income of subsidiaries									662		600		478
Dividends from bank subsidiary									50		150
Dividends from non-bank subsidiaries									302		192		35
Net Income									928		864		454
Preferred stock dividends									45
Net income available to common stockholders									$ 883		$ 864		$ 454

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.